UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C.

Form ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17CFR 240.15 Ga-1) for the reporting period January 1, 2015 to December 31, 2015

Date of Report – February 16, 2016

Goal Structured Solutions, Inc.1

(Name of securitizer)

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001666411

Shawn Leo (619) 273-3994

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15GA-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15GA-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15GA-1(c)(2)(ii)  ☒

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

February 16, 2016

GOAL STRUCTURED SOLUTIONS, INC.
(Securitizer)

By	/s/ Ryan Gray

Name:	Ryan Gray

Title:	Chief Financial Officer

[1]	Goal Structured Solutions, Inc., as securitizer, is filing this Form ABS-15G with respect to all asset-backed securities for which it acted as sponsor and were outstanding and held by non-affiliates during the reporting period, which consisted of securities backed by student loans. This filing also covers the activities of Goal Structured Solutions, Inc. affiliated issuers during the reporting period that have been acquired by Goal Structured Solutions, Inc.